Sale Abandonment of Assets	12 Months Ended
Jan. 31, 2023
Sale/Abandonment of Assets

5. Sale/Abandonment of Assets

(a) On December 17, 2021, the Company signed a share contract with an unrelated third party (the “BetterLife Europe Purchaser”) for the sale of 100% of the issued and outstanding common shares of BetterLife Europe Pharmaceuticals AG (“BetterLife Europe”). Pursuant to the sale of BetterLife Europe, the Company’s Solmic patents, having a carrying amount of $nil, and Solmic AG, a subsidiary of BetterLife Europe, were transferred to the BetterLife Europe Purchaser and the Company is no longer pursuing commercialization of cannabis products in Europe. Consideration of the sale was $246,041 (€170,000) and a gain on sale of assets of $nil has been included in the consolidated statements of loss and other comprehensive loss during the year ended January 31, 2023 (2022 - $191,699; 2021 - $nil).

The Company evaluated the disposal of BetterLife Europe in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, and determined that it did not meet the definition of discontinued operations as it did not represent a separate major line of business.

(b) On October 2, 2020, the Company signed a share purchase agreement with an unrelated third party (the “Pivot Purchaser”) for the sale of 100% of the issued and outstanding common shares of Pivot Pharmaceuticals Manufacturing Corp. (“Pivot”), a wholly-owned subsidiary. Pursuant to the sale of Pivot, the Company’s lease of the manufacturing facility in Dollard-des-Ormeaux, Quebec, Canada (the “Facility”) and its in-process Health Canada license application (the “Application”) were transferred to the Pivot Purchaser and the Company is no longer pursuing the Application for processing of cannabis products in Canada.

Consideration included the following: 1) Pivot Purchaser settling Pivot and the Company’s outstanding obligations with the lessor of the Facility of $135,879, 2) Cancellation of any amounts that Pivot or the Company may owe to the Pivot Purchaser, 3) Pivot Purchaser’s assumption of the lease of the Facility as of September 1, 2020, 4) Cancellation by Pivot of obligations that the Pivot Purchaser owes to Pivot, 5) Pivot Purchaser’s assumption of further obligations with respect to the Application, and 6) Pivot Purchaser’s discontinuation of its lawsuit filed in the Province of Quebec against Pivot.

The following loss on sale of assets has been included in the consolidated statements of loss and other comprehensive loss:

Years Ended	January 31, 2023 $	January 31, 2022 $	January 31, 2021 $

Deposit	–	–	(177,300)
Equipment	–	–	(469,695)
ROU asset	–	–	(3,066,586)
Lease liability	–	–	3,279,364
Other	–	–	2,707

Loss on sale of assets	–	–	(431,510)

The Company evaluated the disposal of Pivot in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, and determined that it did not meet the definition of discontinued operations.

(c) During the year ended January 31, 2021, the Company shifted its strategic focus from manufacture and commercialization of cannabis/hemp products to research and development of pharmaceuticals and recorded a loss on abandonment of assets of $245,890 upon halting hemp-related activities in the U.S.A.